Related Party Line of Credit Agreements (Details Narrative) - USD ($)			3 Months Ended	6 Months Ended	12 Months Ended
	Jul. 21, 2020	Sep. 20, 2019	Jun. 30, 2020	Jun. 30, 2020	Dec. 31, 2019
Debt conversion price per share					$ 14.28
CorLyst, LLC [Member]
Number of common stock shares owned					1,073,050
Outstanding shares percentage owned					19.60%
DKBK Enterprises, LLC [Member]
Number of common stock shares owned				16,166
DKBK Enterprises, LLC [Member] | Maximum [Member]
Outstanding shares percentage owned			1.00%	1.00%
Corlyst [Member]
Number of common stock shares owned				1,095,649
Outstanding shares percentage owned			19.80%	19.80%
LOC Agreements [Member] | DKBK Enterprises, LLC [Member]
Revolving line of credit commitment		$ 700,000
Line of credit, additional drawn value			$ 500,000	$ 500,000
LOC Agreements [Member] | DKBK Enterprises, LLC [Member] | Subsequent Event [Member]
Line of credit, additional drawn value	$ 200,000
Line of credit, drawn value	$ 700,000
LOC Agreements [Member] | CorLyst, LLC [Member]
Revolving line of credit commitment		700,000
Two LOC Agreements [Member] | Lenders [Member]
Revolving line of credit commitment		$ 1,400,000
Line of credit annual interest rate		8.00%
Debt conversion price per share		$ 14.28
Discount percentage		10.00%